Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO(1)(2)	COMPENSATION ACTUALLY PAID TO CEO(1)(3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs(1)(4)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs(1)(5)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON		NET INCOME(7) (IN MILLIONS)	ADJUSTED REVENUE(8) (IN MILLIONS)
					TOTAL SHAREHOLDER RETURN(6)	PEER GROUP TOTAL SHAREHOLDER RETURN(6)
2023	$32,789,885	$29,391,856	$10,117,055	$7,259,680	$109.51	$116.84	$5.070	$52.593
2022	$28,838,060	$19,617,425	$9,185,111	$7,482,733	$122.26	$120.40	$6.046	$47.406
2021	$32,920,708	$77,444,844	$17,107,315	$28,986,814	$139.58	$141.30	$5.727	$43.769

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote [Text Block]	John Donahoe II served as the Company's CEO for each fiscal year presented. The individuals comprising the non-CEO NEOs for each fiscal year presented are Matthew Friend, Andrew Campion, Heidi O'Neill, and Mark Parker.
Peer Group Issuers, Footnote [Text Block]	Peer group total shareholder return ("TSR") uses the Dow Jones U.S. Footwear Index, which the Company also uses in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company's Annual Report on Form 10-K for fiscal 2023. These comparisons assume $100 (including reinvested dividends) was invested for the period starting May 31, 2020 through the end of the listed fiscal year in (a) the Company and (b) the Dow Jones U.S. Footwear Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 32,789,885	$ 28,838,060	$ 32,920,708
PEO Actually Paid Compensation Amount	$ 29,391,856	19,617,425	77,444,844
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in the "Compensation Actually Paid to CEO" column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the CEO. These amounts reflect the amount set forth in the "Total" column of the "Summary Compensation Table" for each fiscal year presented, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K:

	2023	2022	2021
Summary Compensation Table ("SCT") total for CEO	$32,789,885	$28,838,060	$32,920,708
Deduction for amounts reported under the "Stock Awards" column in the SCT	$13,220,455	$12,061,812	$3,602,980
Deduction for amounts reported under the "Option Awards" column in the SCT	$7,247,371	$6,782,995	$5,402,416
Total deductions from SCT	$20,467,826	$18,844,807	$9,005,396
Year end fair value of equity awards	$17,801,878	$9,719,590	$17,094,821
Change in fair value of outstanding and unvested equity awards	$(4,440,691)	$(6,894,427)	$23,324,355
Change in fair value of equity awards granted in prior years that vested in the year	$3,461,158	$6,578,196	$12,885,143
Value of dividends on stock awards	$247,452	$220,812	$225,212
Total adjustments	$17,069,797	$9,624,172	$53,529,532
Compensation actually paid	$29,391,856	$19,617,425	$77,444,844
Equity valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. PSU grant date fair values are calculated using a Monte Carlo simulation based on the probable outcome of the performance condition as of the grant date; adjustments have been made using a revised Monte Carlo valuation as of fiscal year end. RSU grant date fair values are calculated using the stock price as of the grant date; adjustments have been made using the stock price as of fiscal year end and as of each vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 10,117,055	9,185,111	17,107,315
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,259,680	7,482,733	28,986,814
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in the "Average Compensation Actually Paid to Non-CEO NEOs" column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the non-CEO NEOs. These amounts reflect the average of the amounts set forth in the "Total" column of the "Summary Compensation Table" for each fiscal year presented for the applicable non-CEO NEOs, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K:

	2023	2022	2021
Average Summary Compensation Table total for non-CEO NEOs	$10,117,055	$9,185,111	$17,107,315
Deduction for amounts reported under the "Stock Awards" column in the SCT	$3,060,034	$2,191,148	$6,370,788
Deduction for amounts reported under the "Option Awards" column in the SCT	$2,387,034	$2,153,362	$2,806,263
Total deductions from SCT	$5,447,068	$4,344,510	$9,177,051
Year end fair value of equity awards	$4,815,268	$2,257,926	$15,020,734
Change in fair value of outstanding and unvested equity awards	$(1,929,436)	$(2,839,461)	$6,098,187
Change in fair value of equity awards granted in prior years that vested in the year	$(373,621)	$3,134,180	$(186,300)
Value of dividends on stock awards	$77,482	$89,487	$123,929
Total adjustments	$2,589,693	$2,642,132	$21,056,550
Average compensation actually paid	$7,259,680	$7,482,733	$28,986,814
Equity valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. PSU grant date fair values are calculated using a Monte Carlo simulation based on the probable outcome of the performance condition as of the grant date; adjustments have been made using a revised Monte Carlo valuation as of fiscal year end. RSU grant date fair values are calculated using the stock price as of the grant date; adjustments have been made using the stock price as of fiscal year end and as of each vesting date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP VERSUS COMPANY TSR & PEER GROUP TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP VERSUS ADJUSTED REVENUE
Total Shareholder Return Vs Peer Group [Text Block]	CAP VERSUS COMPANY TSR & PEER GROUP TSR
Tabular List [Table Text Block]

Adjusted Revenue
Adjusted EBIT
Stock price
	.
Total Shareholder Return Amount	$ 109.51	122.26	139.58
Peer Group Total Shareholder Return Amount	116.84	120.40	141.30
Net Income (Loss)	$ 5,070,000.000	$ 6,046,000.000	$ 5,727,000
Company Selected Measure Amount	52,593,000	47,406,000	43,769,000
PEO Name	John Donahoe II
Additional 402(v) Disclosure [Text Block]	This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the fiscal years shown. For discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the section above titled "Compensation Discussion and Analysis".The following table sets forth compensation information of our CEO and our non-CEO NEOs and Company performance for the fiscal years listed below, in accordance with Item 402(v) of Regulation S-K.Represents the amount of total compensation reported for our CEO, Mr. Donahoe, in the "Total" column of the "Summary Compensation Table" for each fiscal year presented.Represents the average of the amounts of total compensation reported for our non-CEO NEOs, as a group, in the "Total" column of the "Summary Compensation Table" for each fiscal year presented.Reflects net income calculated in accordance with generally accepted accounting principles ("GAAP") in the Company's Consolidated Statements of Income included in the Company's Annual Reports on Form 10-K for the applicable fiscal year.Reflects Adjusted Revenue calculated based on GAAP revenue excluding the impact of acquisitions and divestitures; changes in accounting principles; unanticipated restructurings; unanticipated exchange rate fluctuations; other extraordinary, unusual, or infrequently occurring items; and the unanticipated impact from Nike Virtual Studios and RTFKT. We determined Adjusted Revenue to be the most important financial performance measure used to link Company performance to compensation actually paid ("CAP") to our CEO and non-CEO NEOs in fiscal 2023, as required pursuant to Item 402(v) of Regulation S-K. This performance measure may not have been the most important financial performance measure for prior fiscal years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.The following charts show graphically the relationships over the past three fiscal years of the CAP amounts for our CEO and non-CEO NEOs as compared to our cumulative TSR, peer group TSR, GAAP net income, and Adjusted Revenue as well as the relationship between TSR and peer group TSR.The following table lists the three financial performance measures that, in the Company's assessment, represent the most important performance measures used to link CAP for our NEOs to Company performance for fiscal 2023.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock price
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 13,220,455	$ 12,061,812	$ 3,602,980
PEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,247,371	6,782,995	5,402,416
PEO [Member] | Stock And Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	20,467,826	18,844,807	9,005,396
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,801,878	9,719,590	17,094,821
PEO [Member] | Equity Awards Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,440,691)	(6,894,427)	23,324,355
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,461,158	6,578,196	12,885,143
PEO [Member] | Equity Awards, Value Of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	247,452	220,812	225,212
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	17,069,797	9,624,172	53,529,532
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,060,034	2,191,148	6,370,788
Non-PEO NEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,387,034	2,153,362	2,806,263
Non-PEO NEO [Member] | Stock And Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	5,447,068	4,344,510	9,177,051
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,815,268	2,257,926	15,020,734
Non-PEO NEO [Member] | Equity Awards Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,929,436)	(2,839,461)	6,098,187
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(373,621)	3,134,180	(186,300)
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	77,482	89,487	123,929
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ 2,589,693	$ 2,642,132	$ 21,056,550